Income Taxes (Details) $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022	Mar. 31, 2019 HKD ($)	Mar. 31, 2018 HKD ($)
Schedule of statutory income tax rates [Abstract]
Tax rate value (in Dollars)			$ 2	$ 2
Tax rate		16.50%	16.50%	8.25%
Top Fin and Top AM flat rate (in Dollars)	$ 17
Income tax examination, description		The provision for Hong Kong Profits Tax for 2023 is calculated at 16.5% (2022 and 2021: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2022-23 subject to a maximum reduction of HK$6,000 for each business (2022: a maximum reduction of HK$10,000 was granted for the year of assessment 2021-22 and was taken into account in calculating the provision for 2022, 2021: a maximum reduction of HK$10,000 was granted for the year of assessment 2020-21 and was taken into account in calculating the provision for 2021).